Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies.
Commitments and Contingencies

9.Commitments and Contingencies

Legal Proceedings

During 2019 and 2020, the Company was in state court litigation in California. Noah Craft and Belinda Tan, former co-founders and former Chief Executive Officer and Chief Medical Officer, respectively, asserted derivative claims purportedly on behalf of the Company alleging that several of its current and former directors and investors committed various breaches of duty in connection with the termination of Craft and Tan’s employment. Craft and Tan also asserted direct tort claims arising from the same facts against the non-Company defendants. Moreover, Tan asserted a direct claim against the Company and certain current and former directors for gender discrimination. The Company disputed that it was liable, and that none of Craft and Tan’s claims had merit.

On September 30, 2019, the Los Angeles County Superior Court stayed this litigation indefinitely after ruling that a contractual forum selection clause required Craft’s and Tan’s claims to be brought in Delaware. Craft and Tan have partially appealed that ruling to the California Court of Appeal.

On February 26, 2020 agreement was reached on the terms of the pending litigation described above, and on June 30, 2020, the long form agreement was executed by all parties, and was settled in court in November 2020.

The settlement agreement included the following elements:

1)	Within five business days after a Final Dismissal occurred:
a.	The Director Defendants caused their insurers to pay $100,000 to Science 37.
b.	Science 37 paid $3,675,000 to Plaintiffs (“First Payment”).
2)	Within five business days of the Plaintiffs’ receipt of the First Payment, the Plaintiffs conveyed all Science 37 shares and any other securities or interest in Science 37 shares. The Plaintiffs held the equivalent on an as converted basis of 5,901,076 common shares.

9.Commitments and Contingencies (continued)

3)	Good Dermatology, a company wholly owned by the Plaintiffs, was focused on providing dermatology care. Historically, Good Dermatology had sub-contracted employees from Science 37, and had allowed Science 37 the use of their medical offices to conduct clinical trials. In addition, Science 37 had advanced funds for rental payments and employee payroll, for the benefit of Good Dermatology. Good Dermatology delivered $600,000 to Science 37 to cover all outstanding obligations as of February 26, 2020:
a.	Within five business days after the Effective Date (June 30, 2020), Plaintiffs instructed Good Dermatology to pay Science 37 $400,000 for part of the payables due to Science 37 for rent, employee costs, etc. This amount was received in early July 2020.
b.	It was contemplated that Good Dermatology would dissolve or be wound down. Within five business days of such action, Science 37 is to pay the Plaintiffs either $1,225,000 or $1,025,000 (“Second Payment”). The amount paid was determined by whether Plaintiffs i) elected to pay $200,000 directly to Science 37 to satisfy the $600,000 outlined in 3) above and in which case, Science 37 would pay to the Plaintiffs $1,225,000 or ii) elected to pay $0 directly to Science 37 in which the Second Payment to the Plaintiffs would be $1,025,000. Plaintiffs elected to pay $200,000, resulting in Science 37 owing $1,225,000. The $1,225,000 was paid by Science 37 in June 2021.
c.	Additionally, prior to dissolution, Good Dermatology agreed to pay Science 37 all sums which accrued, arose or were incurred on Good Dermatology’s behalf by Science 37 from the time of February 26, 2020 through dissolution.

New Office Lease

In March 2021, the Company entered into an operating lease agreement to lease office space in Culver City, California commencing in July 2021 through October 2024 with total minimum lease payments of $1,578,821.

14.         Commitments and Contingencies Legal Proceedings

During 2019 and 2020, the Company was in state court litigation in California. Noah Craft and Belinda Tan, former co-founders and former Chief Executive Officer and Chief Medical Officer, respectively, asserted derivative claims purportedly on behalf of the Company alleging that several of its current and former directors and investors committed various breaches of duty in connection with the termination of Craft and Tan’s employment. Craft and Tan also asserted direct tort claims arising from the same facts against the non-Company defendants. Moreover, Tan asserted a direct claim against the Company and certain current and former directors for gender discrimination. The Company disputed that it was liable, and that none of Craft and Tan’s claims had merit. On September 30, 2019, the Los Angeles County Superior Court stayed this litigation indefinitely after ruling that a contractual forum selection clause required Craft’s and Tan’s claims to be brought in Delaware. Craft and Tan have partially appealed that ruling to the California Court of Appeal.

On February 26, 2020 agreement was reached on the terms of the pending litigation described above, and on June 30, 2020, the long form agreement was executed by all parties, and was settled in court in November 2020.

The settlement agreement included the following elements:

1)	Within five business days after a Final Dismissal occurred:
a.	The Director Defendants caused their insurers to pay $100,000 to Science 37.
b.	Science 37 paid $3,675,000 to Plaintiffs (“First Payment”).
2)	Within five business days of the Plaintiffs’ receipt of the First Payment, the Plaintiffs conveyed all Science 37 shares and any other securities or interest in Science 37 shares. The Plaintiffs held the equivalent on an as converted basis of 5,901,076 common shares.
3)	Good Dermatology, a company wholly owned by the Plaintiffs, was focused on providing dermatology care. Historically, Good Dermatology had sub-contracted employees from Science 37, and had allowed Science 37 the use of their medical offices to conduct clinical trials. In addition, Science 37 had advanced funds for rental payments and employee payroll, for the benefit of Good Dermatology. Good Dermatology delivered $600,000 to Science 37 to cover all outstanding obligations as of February 26, 2020:
a.	Within five business days after the Effective Date (June 30, 2020), Plaintiffs instructed Good Dermatology to pay Science 37 $400,000 for part of the payables due to Science 37 for rent, employee costs, etc. This amount was received in early July 2020.
b.	It was contemplated that Good Dermatology would dissolve or be wound down. Within five business days of such action, Science 37 is to pay the Plaintiffs either $1,225,000 or $1,025,000 (“Second Payment”). The amount paid was determined by whether Plaintiffs i) elected to pay $200,000 directly to Science 37 to satisfy the $600,000 outlined in 3) above and in which case, Science 37 would pay to the Plaintiffs $1,225,000 or ii) elected to pay $0 directly to Science 37 in which the Second Payment to the Plaintiffs would be $1,025,000. Plaintiffs elected to pay $200,000, resulting in Science 37 owing $1,225,000. As of December 31, 2020, this payment is pending upon Good Dermatology’s dissolution.
c.	Additionally, prior to dissolution, Good Dermatology agreed to pay Science 37 all sums which accrued, arose or were incurred on Good Dermatology’s behalf by Science 37 from the time of February 26, 2020 through dissolution.

14.         Commitments and Contingencies Legal Proceedings (continued)

As of December 31, 2020, all payments were made by both parties with the exception of $1,225,000 owed by Science 37 to Plaintiffs in 3b above, the amount of which is recorded in accrued expenses on the balance sheet. The $1,225,000 was paid by Science 37 in June 2021.